Public Offering (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 15, 2022	Nov. 12, 2021	Mar. 31, 2023	Dec. 31, 2022	Nov. 21, 2022	Dec. 31, 2021
Schedule of Capitalization, Equity [Line Items]
Issuance of Class B common stock to Sponsor, shares	499,992
Share price		$ 11.50	$ 10.20	$ 10.20
Proceeds from initial public offering		$ 143,750,000
Underwriting discount		$ 2,875,000	$ 2,875,000	$ 2,875,000
Common Class A [Member]
Schedule of Capitalization, Equity [Line Items]
Share price			$ 18.00	$ 18.00
Common stock, shares outstanding			0	0		0
Common stock, shares issued			0	0		0
Common stock, par value			$ 0.0001	$ 0.0001		$ 0.0001
IPO [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of Class B common stock to Sponsor, shares		14,375,000
Proceeds from initial public offering		$ 143,750,000
IPO [Member] | Common Class A [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of Class B common stock to Sponsor, shares			14,375,000	14,375,000
Common stock, shares outstanding				1,348,049
Common stock, shares issued				1,348,049
Common stock, par value				$ 0.0001
Over-Allotment Option [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of Class B common stock to Sponsor, shares		1,875,000
Share price		$ 10.00			$ 0.35
Underwriters [Member]
Schedule of Capitalization, Equity [Line Items]
Share price		$ 0.20
Proceeds from initial public offering		$ 500,000
Underwriting discount		$ 2,875,000